Income tax (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated statement of comprehensive income
Deferred income tax	$ (151,383)	$ (744,031)	$ 1,158,378
Income tax (charged) credited to other comprehensive income	$ (151,383)	$ (744,031)	$ 1,158,378